Class ACIS | DWS Intermediate Tax-Free Fund
DWS Intermediate Tax-Free Fund (formerly DWS Intermediate Tax/AMT Free Fund)
Investment Objective
The fund seeks to provide a high level of income exempt from regular federal income taxes and seeks to limit principal fluctuation.
Fees and Expenses of the Fund

These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds. More information about these and other discounts and waivers is available from your financial advisor and in Choosing a Share Class (p. 29), Sales Charge Waivers and Discounts Available Through Intermediaries (Appendix B, p. 65) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).

SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees - Class ACIS - DWS Intermediate Tax-Free Fund - USD ($)	Class A	Class C	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price	2.75%	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	1.00%	none	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$ 20	$ 20	none	$ 20

ANNUAL FUND OPERATING EXPENSES <br />(expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Class ACIS - DWS Intermediate Tax-Free Fund	Class A	Class C	INST Class	Class S
Management fee	0.32%	0.32%	0.32%	0.32%
Distribution/service (12b-1) fees	0.25%	1.00%	none	none
Other expenses	0.21%	0.24%	0.22%	0.30%
Total annual fund operating expenses	0.78%	1.56%	0.54%	0.62%
Fee waiver/expense reimbursement	0.01%	0.04%	0.02%	0.10%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.77%	1.52%	0.52%	0.52%

The Advisor has contractually agreed through September 30, 2019 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 0.77%, 1.52%, 0.52% and 0.52% for Class A, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class ACIS - DWS Intermediate Tax-Free Fund - USD ($)	Class A	Class C	INST Class	Class S
1 Year	$ 351	$ 255	$ 53	$ 53
3 Years	516	489	171	188
5 Years	695	846	300	336
10 Years	$ 1,214	$ 1,853	$ 675	$ 765

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class ACIS - DWS Intermediate Tax-Free Fund - USD ($)	Class A	Class C	INST Class	Class S
1 Year	$ 351	$ 155	$ 53	$ 53
3 Years	516	489	171	188
5 Years	695	846	300	336
10 Years	$ 1,214	$ 1,853	$ 675	$ 765

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategy

Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in securities issued by municipalities across the United States and in other securities whose income is free from regular federal income tax and alternative minimum tax (AMT). The fund may invest up to 20% of net assets in securities whose income is subject to AMT.

The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes). They may also include municipal lease obligations and investments representing an interest therein.

This fund normally invests at least 65% of total assets in municipal securities rated in the three highest credit rating categories. The fund could invest up to 35% of total assets in debt securities rated in the fourth highest credit rating category, which is still considered investment-grade. The fund may invest up to 10% of total assets in high yield debt securities (commonly referred to as junk bonds) of the fifth and sixth highest credit rating categories (i.e., as low as grade B). Compared to investment-grade debt securities, junk bonds generally pay higher yields, have higher volatility and higher risk of default on payments of interest or principal.

The fund may also invest in exchange-traded funds (ETFs). The fund's investments in ETFs will be limited to 5% of total assets in any one ETF and 10% of total assets in the aggregate in ETFs.

Management process. Portfolio management looks for securities that appear to offer the best opportunity to meet the fund's objective. In making its buy and sell decisions, portfolio management typically weighs a number of factors against each other, from economic outlooks and possible interest rate movements to characteristics of specific securities, such as coupon, maturity date and call date, and changes in supply and demand within the municipal bond market.

Although portfolio management may adjust the dollar-weighted average effective maturity of the fund's portfolio between three and ten years, it generally intends to keep it between five and ten years. In determining the dollar-weighted average effective maturity, portfolio management uses a security's stated maturity or, if applicable, an earlier date on which portfolio management believes it is probable that a maturity-shortening device (such as a call, a put, prerefunding, prepayment or redemption provision, or a demand feature) will cause the security to be repaid earlier than the stated maturity date.

Main Risks

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Rising interest rates may prompt redemptions from the fund, which may force the fund to sell investments at a time when it is not advantageous to do so, which could result in losses. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Because the issuers of high yield debt securities, or junk bonds (debt securities rated below the fourth highest credit rating category), may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Credit risk for high yield securities is greater than for higher-rated securities.

For securities that rely on third-party guarantors to support their credit quality, the same risks may apply if the financial condition of the guarantor deteriorates or the guarantor ceases to insure securities. Because guarantors may insure many types of securities, including subprime mortgage bonds and other high-risk bonds, their financial condition could deteriorate as a result of events that have little or no connection to securities owned by the fund.

Focus risk. To the extent that the fund focuses on investments from a single state, region or sector of the municipal securities market, its performance can be more volatile than that of a fund that invests more broadly. As an example, factors affecting a state, region or sector such as severe fiscal difficulties, an economic downturn, court rulings, increased expenditures on domestic security or reduced monetary support from the federal government could over time impair a state, region or sector's ability to repay its obligations.

Municipal securities risk. The fund could be impacted by events in the municipal securities market, including the supply and demand for municipal securities. Negative events, such as severe fiscal difficulties, bankruptcy of one or more issuers, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt fund performance. The value of municipal securities is strongly influenced by the value of tax-exempt income to investors and changes in tax and other laws, including changes to individual or corporate tax rates, could alter the attractiveness and overall demand for municipal securities.

Market risk. Deteriorating market conditions might cause a general weakness in the market that reduces the prices of securities in that market. Developments in a particular class of debt securities or the stock market could also adversely affect the fund by reducing the relative attractiveness of debt securities as an investment.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of municipalities, industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Tax risk. Income from municipal securities held by the fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a securities issuer. In such event, the value of such securities would likely fall hurting fund performance and shareholders may be required to pay additional taxes. In addition, a portion of the fund's otherwise exempt-interest distributions may be taxable to those shareholders subject to the federal AMT.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund, and in extreme conditions, the fund could have difficulty meeting redemption requests.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

ETF risk. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. An ETF is subject to the risks of the assets in which it invests as well as those of the investment strategy it follows. The fund incurs brokerage costs when it buys and sells shares of an ETF and also bears its proportionate share of the ETF's fees and expenses, which are passed through to ETF shareholders.

Fees and expenses incurred by an ETF may include trading costs, operating expenses, licensing fees, trustee fees and marketing expenses. With an index ETF, these costs may contribute to the ETF not fully matching the performance of the index it is designed to track.

Operational and technology risk. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.

Past Performance

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to dws.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

CALENDAR YEAR TOTAL RETURNS (%) (Class A)
These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

	Returns	Period ending
Best Quarter	5.69%	September 30, 2009
Worst Quarter	-4.02%	December 31, 2010
Year-to-Date	-0.52%	June 30, 2018

Average Annual Total Returns<br />(For periods ended 12/31/2017 expressed as a %)
After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Average Annual Total Returns - Class ACIS - DWS Intermediate Tax-Free Fund	Class Inception	1 Year	5 Years	10 Years
Class A | before tax	Jun. 11, 2001	0.60%	1.22%	3.27%
Class A | After tax on distributions		0.59%	1.21%	3.26%
Class A | After tax on distributions - with sale		1.18%	1.44%	3.17%
Class C | before tax	Jun. 11, 2001	2.58%	1.01%	2.77%
INST Class | before tax	Dec. 17, 2004	3.60%	2.04%	3.83%
Class S | before tax	Apr. 12, 1983	3.60%	2.02%	3.76%
Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index		4.05%	2.31%	3.85%